Schedule of classification of financial instruments (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,309,538	$ 1,811,626
Amount owing by shareholders		10,000
Amount owing by related party		108,950
Other receivables	11,856	11,549
Fixed deposits with financial institutions	718,935	681,313
Cash and bank balances	872,051	494,180
Restricted cash	752,893	607,591
Financial assets at amortized cost	4,665,273	3,725,209
Trade payables	501,104	411,066
Other payables	260,391	381,131
Client’s funds held in trust	752,893	607,591
Accruals	108,446	58,184
Financial liabilities at amortized cost	1,622,834	1,457,972
Interest expense	20,826	15,433
Interest expense	(1,870)	(680)
Total	$ 18,956	$ 14,753